Financial instruments - Reverse repos and repos (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Bank deposits
Financial instruments
Repos	£ 4,720	£ 7,912
Customer deposits
Financial instruments
Repos	19,195	14,541
Trading liabilities
Financial instruments
Repos	29,406	19,389
Trading assets
Financial instruments
Reverse repos	25,893	20,742
Loans to banks - amortised cost
Financial instruments
Reverse repos	8	189
Loans to customers - amortised cost
Financial instruments
Reverse repos	£ 25,084	£ 25,962